CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended		180 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,353)	$ (6,644)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt (recovery) expense	(3)	18
Depreciation	361	34
Issuance of warrants in connection with settlement of claim	0	3,622
Stock based compensation	645	870
Changes in operating assets and liabilities:
Accounts receivable	13	(50)
Inventory	(4)	(520)
Other current assets	(144)	(24)
Other assets	55	(180)
Accounts payable	(337)	187
Deferred revenue	(413)	121
Accrued liabilities	513	(168)
Total adjustments	299	3,910
Net cash used in operating activities	(3,666)	(2,734)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to capitalized software costs	0	(260)	640
Additions to fixed assets	(552)	(444)
Net cash used in investing activities	(552)	(704)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt financing	86	0
Proceeds from issuance of common stock	0	1,767
Payments made on notes payables	(125)	(215)
Proceeds from options and warrants exercised	3,102	818
Net cash provided by financing activities	3,063	2,370
NET CHANGE IN CASH AND CASH EQUIVALENTS	(1,155)	(1,068)
CASH AND CASH EQUIVALENTS, beginning of year	2,200	3,268
CASH AND CASH EQUIVALENTS, end of period	1,045	2,200	1,045
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	48	183
NONCASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of minority interest	104	0
Conversion of accrued expenses into common stock	162	27
Purchase of fixed assets by issuing notes payable	50	0
Conversion of interest to principal	0	63
Deemed dividends in the form of warrants to purchase common stock.	$ 2,656	$ 0